Shareholders' Equity (Tables)	6 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Stock by Class	As of December 31, 2020, the Company has reserved the following authorized, but unissued, shares of common stock:

Employee Stock Purchase Plan ("ESPP")	1,400,000
Stock awards outstanding under 2020 Plan	1,914,953
Stock awards available for grant under 2020 Plan	7,685,047
Options outstanding under 2003 Plan	2,843,851
Options available for grant under 2003 Plan	—
Total	13,843,851
As of June 30, 2020, the Company has reserved the following authorized, but unissued, shares of common stock:

Employee Stock Purchase Plan ("ESPP")	1,400,000
Stock awards outstanding under 2020 Plan	511,000
Stock awards available for grant under 2020 Plan	9,089,000
Options outstanding under 2003 Plan	3,706,417
Options available for grant under 2003 Plan	—
Total	14,706,417

Schedule of Share-Based Compensation Activity
Total share-based compensation included in general and administrative expense in our condensed consolidated statements of comprehensive income was as follows for the periods presented:

	Three Months Ended December 31,		Six Months Ended December 31,
(in thousands)	2020	2019	2020	2019
Share-based compensation related to:
Equity classified stock options	$455	$9,241	$818	$9,263
Equity classified RSU's	545	—	960	—
Equity classified PSU's	194	—	322	—
Total share-based compensation	$1,194	$9,241	$2,100	$9,263
Total share-based compensation included in general and administrative expense in our consolidated statements of comprehensive income was as follows:

	Year Ended June 30,
(in thousands)	2020	2019	2018
Share-based compensation related to:
Equity classified stock options	$9,383	$86	$67
Equity classified restricted stock units	115	—	—
Total share-based compensation	$9,498	$86	$67

Schedule of Stock Options, Valuation Assumptions
The Company used the following weighted-average assumptions for the stock options granted during the six months ended December 31, 2020. There were no stock options granted during the six months ended December 31, 2019.

2020
Volatility	25.0%
Risk-free interest rate	0.4%
Dividend yield	—%
Assumed forfeitures	—%
Expected lives (in years)	6.24
Weighted-average fair value (per share)	$4.86
The Company used the following weighted-average assumptions for the stock options granted during the years ended June 30, 2020, 2019, and 2018:

	Year Ended June 30,
	2020	2019	2018
Volatility	25.1%	24.8%	24.8%
Risk-free interest rate	0.7%	2.7%	2.1%
Dividend yield	—%	1.9% to 2.3%	1.9% to 2.3%
Assumed forfeitures	—%	—%	—%
Expected lives (in years)	5.94	5.95	5.89
Weighted-average fair value (per share)	$3.79	$0.15	$0.05

Schedule of Stock Options Roll Forward
The following table summarizes stock option activity under the Stock Plans for the six months ended December 31, 2020:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding—June 30, 2020	4,067,417	$2.69
Options granted	1,022,109	19.17
Options exercised	(862,566)	0.88
Options forfeited/expired/cancelled	(1,720)	17.89
Outstanding—December 31, 2020	4,225,240	$7.03	5.90	$58,332
Vested and exercisable—December 31, 2020	2,619,955	$0.93	3.82	$51,916
The following table summarizes stock option activity under the Stock Plans for the year ended June 30, 2020:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding—June 30, 2019	9,156,080	$1.01
Options granted	481,800	15.72
Options exercised	(5,535,327)	1.06
Options forfeited/expired/cancelled	(35,136)	1.37
Outstanding—June 30, 2020	4,067,417	$2.69	4.91	$92,106
Vested and exercisable—June 30, 2020	3,216,521	$0.84	3.85	$78,769

Schedule of Restricted Stock Unit Activity	The following table summarizes restricted stock unit activity under the 2020 Stock Plan for the six months ended December 31, 2020. There were no RSU's granted during the six months ended December 31, 2019.

	Number of Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of June 30, 2020	150,000	$20.00
Granted	252,063	$18.50
Vested	—	$—
Cancelled	(873)	$17.89
Unvested as of December 31, 2020	401,190	$19.06
The following table summarizes restricted stock unit activity under the 2020 Stock Plan for the year ended June 30, 2020:

	Number of Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of June 30, 2019	—
Granted	150,000	20
Vested	—
Cancelled	—
Unvested as of June 30, 2020	150,000	20

Schedule of Performance Stock Activity	The following table summarizes performance stock unit activity under the 2020 Stock Plan for the six months ended December 31, 2020. There were no PSU's granted during the six months ended December 31, 2019.

	Number of Performance Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of June 30, 2020	—	—
Granted	132,374	17.92
Vested	—	—
Cancelled	—	—
Unvested as of December 31, 2020	132,374	17.92